Lease obligations	12 Months Ended
Dec. 31, 2023
Disclosure of Leases [Abstract]
Lease obligations	Lease obligations:

	2023	2022
Opening lease obligations	$870,163	$717,101
Additions, net of disposals	123,187	262,470
Interest expense	53,418	48,039
Lease payments	(171,577)	(153,901)
Effect of movements in exchange rates and other	(3,071)	(3,546)
Lease obligations at December 31	872,120	870,163
Less: current portion	(120,731)	(108,736)
Lease obligations - non current portion	$751,389	$761,427
The Company incurs lease payments related to ocean vessels, terminal facilities, rail cars, vehicles and equipment, and office facilities. Leases are entered into and exited in coordination with specific business requirements which includes the assessment of the appropriate durations for the related leased assets.
The following table presents the contractual undiscounted cash flows for lease obligations as at December 31, 2023:

	Lease payments	Interest component	Lease obligations
2024	$172,197	$51,466	$120,731
2025	142,761	45,617	97,144
2026	123,738	39,998	83,740
2027	112,397	34,419	77,978
2028	108,284	28,547	79,737
Thereafter	514,969	102,179	412,790
	$1,174,346	$302,226	$872,120

Variable lease payments and short-term and low value leases
Certain leases contain non-lease components, excluded from the right-of-use asset and lease liability, related to operating charges for ocean vessels and terminal facilities. The total expense recognized in cost of sales relating to operating charges for 2023 was $83.8 million (2022 - $81.9 million). Short-term leases are leases with a lease term of twelve months or less while low-value leases are comprised of information technology and miscellaneous equipment. Such items recognized within cost of sales in 2023 were $0.2 million (2022 - $0.2 million).
Extension options
Some leases contain extension options exercisable by the Company. Where practicable, the Company seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Company and not by the lessors. The Company assesses, at lease commencement, whether it is reasonably certain to exercise the extension options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control. Total potential future lease payments not included in the lease liabilities should the Company exercise these extension options totals $51.8 million (2022 - $53.5 million).

	Lease liabilities recognized (discounted)	Potential future lease payments not included in lease liabilities (undiscounted)
Ocean-going vessels	$662,903	$1,512
Terminals and tanks	174,019	38,987
Other	35,198	11,279
Total	$872,120	$51,778
Leases not yet commenced
As at December 31, 2023, the Company has entered into lease agreements for which the leases have not yet commenced. Total exposure to undiscounted future cash outflows not reflected in lease liabilities is $68.7 million (2022 - $132.6 million). The leases not yet commenced as at December 31, 2023 related to terminal agreements, railcar agreements, storage tank agreements and the addition of 1 new ocean vessel in 2024 with a 5-year term, replacing an existing ocean vessel lease. The leases not yet commenced as at December 31, 2022 related to terminal agreements, storage tank agreements and 1 ocean vessel lease that commenced in 2023.